NEWBUILDINGS (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2017 newbuild_option vessel	Feb. 28, 2017 USD ($) vessel	Jun. 30, 2017 USD ($) vessel
Movement In Construction In Progress [Roll Forward]
Beginning balance			$ 308,324
Additions, net			449,292
Interest capitalized			3,183
Transfer to Vessels and Equipment, net			(598,578)
Ending balance			$ 162,221
VLCC Vessels [Member]
Movement In Construction In Progress [Roll Forward]
Number of newbuildings acquired | vessel		2
Payments to newbuildings		$ 77,500
Number of newbuilding contracts acquired | vessel	2
Number of newbuild options that have lapsed | newbuild_option	2
Number of newbuild vessels | vessel			6
Suezmax [Member]
Movement In Construction In Progress [Roll Forward]
Number of newbuild vessels | vessel			1
LR2 tanker [Member]
Movement In Construction In Progress [Roll Forward]
Number of newbuild vessels | vessel			3